Share-Based Compensation - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands							12 Months Ended
	Jul. 31, 2018	Jun. 13, 2017 USD ($) Employees shares	Jun. 13, 2017 CNY (¥) Employees shares	Jul. 14, 2015 USD ($) Employees shares	Jul. 14, 2015 CNY (¥) Employees shares	May 26, 2014 shares	Dec. 31, 2018 CNY (¥) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Jun. 14, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchased During Period, Value | ¥										¥ 2,384
Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years,commencing from adoption								8 years 2 months 8 days		8 years 2 months 1 day	8 years 2 months 15 days	8 years 2 months 15 days
Share based compensation arrangement by share based payment award options repurchased and canceled vested, shares										63,545
Share-based compensation arrangement by share-based payment award, aggregate intrinsic value | (per share)							$ 7.58	¥ 52.02	$ 7.99	¥ 52.21	$ 3.72	¥ 25.81
The 2014 Plan [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance		5,519,737	5,519,737	3,540,655	3,540,655	2,627,250							5,456,192
Number of years,commencing from adoption						10 years
Common stock, additional capital shares reserved for future issuance				957,405	957,405
Share based compensation arrangement by share based payment award options repurchased and canceled vested, shares		63,545	63,545	44,000	44,000
Share based compensation arrangement by share based payment award options repurchased and canceled vested		$ 599	¥ 4,069	$ 161
Number of employees | Employees		5	5	3	3
Share-based compensation expenses				$ 79	¥ 482			¥ 45,473		¥ 8,518	$ 4,520
Stock Repurchased During Period, Value		$ 248	¥ 1,685
Vesting period								4 years
Fair value of shares , vested | ¥								¥ 14,930		¥ 4,925		¥ 3,063
Unrecognized compensation expense | ¥							$ 172,682	¥ 172,682
Unvested shares option weighted average vesting period								2 years 3 months 10 days
Valuation model								The binomial option pricing model
2018 Plan [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance							2,397,612	2,397,612
Plan term	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	1.50%
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	5.00%